Interests in equity-accounted investees - Summary of details information of joint venture (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Non-current assets	$ 160,511	$ 127,427	$ 160,511
Cash and cash equivalents	45,706	52,251	45,706	$ 146,660	$ 35,289
Current assets	93,660	86,148	93,660
Non-current liabilities	(4,529)	(5,678)	(4,529)
Other payables, accruals and contract liabilities	(1,234)	(1,006)	(1,234)
Equity	210,158	171,346	210,158	243,463	$ (400,895)
Equity attributable to equity shareholder of the parent Company	206,359	170,389	206,359
Non-controlling interests	3,799	957	3,799
Interest income		2,039	3,924	472
Income tax expense		7,874	269	245
Loss for the year		(49,806)	(64,777)	(190,454)
Exchange differences on translation of foreign operations		(1,024)	1,795	(4,843)
Total comprehensive expense for the year		(50,527)	(62,982)	$ (195,297)
Insighta
Disclosure of associates [line items]
Equity	195,718		195,718
Group's share of loss and total comprehensive expense	(670)
Dividends received by the Group	0
Insighta
Disclosure of associates [line items]
Non-current assets	132,726	127,005	132,726
Cash and cash equivalents	79,108	81,005	79,108
Current assets	79,310	81,388	79,310
Non-current liabilities	(15,193)	(14,417)	(15,193)
Other payables, accruals and contract liabilities	(199)	(238)	(199)
Amount due to a related company	(926)	(1,179)	(926)
Equity	195,718	192,559	$ 195,718
Equity attributable to equity shareholder of the parent Company		96,280
Non-controlling interests		28,884
Other income	580	31
Interest income	927	4,775
Depreciation and amortization	(2,142)	(5,677)
Other expenses	(1,055)	(4,459)
Income tax expense	349	841
Loss for the year	(1,341)	(4,489)
Exchange differences on translation of foreign operations	0	597
Total comprehensive expense for the year	$ (1,341)	(3,892)
Insighta
Disclosure of associates [line items]
Equity		192,559
Group's share of loss and total comprehensive expense		(1,707)
Dividends received by the Group		$ 0